NET LOSS/INCOME PER SHARE	12 Months Ended
Dec. 31, 2022
NET LOSS/INCOME PER SHARE
NET LOSS/INCOME PER SHARE

16. NET LOSS/INCOME PER SHARE

The following table sets forth the computation of basic and diluted net income (loss) per share for the periods indicated:

	Years ended December 31,
	2020	2021	2022
	RMB	RMB	RMB

Numerator:
Numerator for basic and diluted loss per share from continuing operations	(7,674)	(42,625)	(63,816)
Numerator for basic and diluted (loss) income per share from discontinued operations	(55,037)	45,627	(33,252)
Denominator:
Denominator for basic (loss) income per share weighted average ordinary shares outstanding	44,372,326	46,654,853	49,458,266
Denominator for diluted (loss) income per share weighted average ordinary shares outstanding	44,372,326	46,654,853	49,458,266

Basic and Diluted loss per share from continuing operations	(0.17)	(0.91)	(1.29)
Basic and Diluted (loss) income per share from discontinued operations	(1.24)	0.98	(0.67)

Basic (loss) income per share is computed using the weighted average number of the ordinary shares outstanding during the year. Diluted income (loss) per share is computed using the weighted average number of ordinary shares and ordinary equivalent shares outstanding during the year. Nil share was included in the calculation of diluted income per share for the year of 2020, 2021 and 2022.